ACCOUNTS RECEIVABLE	3 Months Ended
Mar. 31, 2018
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

At March 31, 2018 and December 31, 2017, accounts receivable consisted of the following:

	March 31, 2018	December 31, 2017
Accounts receivable	$37,403	$38,279
Less: allowance for doubtful accounts	(2,654)	(3,054)
Accounts receivable, net	$34,749	$35,225

For the three months ended March 31, 2018 and 2017, bad debt (recovery) expense amounted to $(400) and $0, respectively.